Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations (Tables) [Abstract]
Components of discontinued operations

	Year Ended December 31,
	2011	2010	2009
REVENUES
Rental income	$116,350	$308,945	$395,719
Total revenues	116,350	308,945	395,719

EXPENSES (1)
Property and maintenance	52,462	119,720	148,449
Real estate taxes and insurance	8,836	25,904	37,229
Depreciation	21,201	64,791	86,175
General and administrative	53	42	43
Total expenses	82,552	210,457	271,896

Discontinued operating income	33,798	98,488	123,823

Interest and other income	184	800	127
Other expenses	—	—	(11)
Interest (2):
Expense incurred, net	(1,120)	(12,584)	(14,262)
Amortization of deferred financing costs	(840)	(292)	(800)
Income and other tax (expense) benefit	243	(86)	1,073

Discontinued operations	32,265	86,326	109,950
Net gain on sales of discontinued operations	826,489	297,956	335,299

Discontinued operations, net	$858,754	$384,282	$445,249

(1)	Includes expenses paid in the current period for properties sold or held for sale in prior periods related to the Company’s period of ownership.

(2)	Includes only interest expense specific to secured mortgage notes payable for properties sold and/or held for sale.